DEFERRED INCOME WITH RESPECT TO SETTLEMENT AGREEMENT WITH ORANGE (Details) € in Millions, ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Jun. 30, 2015 EUR (€)
IfrsStatementLineItems [Line Items]
Income with respect to settlement agreement with Orange | ₪	₪ 108	₪ 217	₪ 61
Orange [Member]
IfrsStatementLineItems [Line Items]
Received advance payments | €				€ 90